Income from Discontinued Operations, Net (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income from Discontinued Operations, Net
Income from discontinued operations, net		$ 56,816	$ 628,116
Discontinued operations
Income from Discontinued Operations, Net
Net income from discontinued operations	$ 56,816		628,116
Gain on disposition of discontinued operations, net	56,816		628,116
Income from discontinued operations, net	$ 56,816		$ 628,116